Acquisitions (Details 1) - Banner Midstream [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Business Acquisition [Line Items]
Revenues	$ 16,297	$ 10,101
Net loss	$ (17,618)	$ (17,351)
Net loss per share	$ (0.28)	$ (0.34)